Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In August 2022, the SEC adopted rules relating to Section 14(i) of the Securities Exchange Act of 1934, including Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which requires us to disclose information that compares our named executive officer (“NEO”) compensation actually paid to certain financial performance measures. The table below sets forth our
p
ay versus perfo
rma
nce disclosure, in accordance with SEC Item 402(v) of Regulation
S-K.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non- PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	WNC TSR ($) (f)	Dow Jones Transportation Index TSR ($) (g)	Net Income (loss) attributable to common stockholders ($ in thousands) (h)	Operating income (loss) ($ in thousands) (i)

2022	6,376,651	11,520,453	1,800,933	2,836,840	164.25	122.97	112,258	166,642

2021	4,605,980	4,901,091	1,142,820	1,203,318	138.99	149.86	1,164	33,542

2020	4,404,651	5,805,674	1,186,603	(801,039)	120.30	119.65	(97,412)	(85,608)

(a)	This statement includes three years (2020, 2021, and 2022) rather than five because this is a transition year for a new regulation.

(b)	The principal executive officer (“PEO”) is Brent L. Yeagy for all years shown.

(c)	Compensation actually paid (CAP) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022

PEO	Brent L. Yeagy	Brent L. Yeagy	Brent L. Yeagy

SCT Total Compensation ($)	4,404,651	4,605,980	6,376,651

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,988,258)	(3,500,453)	(4,078,439)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,382,533	4,196,710	6,036,537

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	42,538	(418,140)	3,416,212

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(35,790)	16,995	(230,508)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	5,805,674	4,901,091	11,520,453

(d)	The following are included in the average figures shown:
2020: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Jeffery L. Taylor, Melanie D. Margolin
2021 and 2022: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner

(e)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022

Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above

SCT Total Compensation ($)	1,186,603	1,142,820	1,800,933

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(486,685)	(670,592)	(881,854)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	570,244	802,602	1,305,207

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,981	(80,842)	647,152

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(9,761)	9,331	(34,598)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(2,065,421)	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	(801,039)	1,203,318	2,836,840

(f)	Represents the total shareholder return (TSR) of Wabash for the measurement periods ending D e cember 31 of each of 2020, 2021 and 2022, respectively.

(g)	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2020, 2021 and 2022, respectively.

(h)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2020, 2021 and 2022.

(i)	Company-selected Measure is Operating Income.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]	2020: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Jeffery L. Taylor, Melanie D. Margolin 2021 and 2022: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner
Peer Group Issuers, Footnote [Text Block]	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2020, 2021 and 2022, respectively.
PEO Total Compensation Amount	$ 6,376,651	$ 4,605,980	$ 4,404,651
PEO Actually Paid Compensation Amount	$ 11,520,453	4,901,091	5,805,674
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid (CAP) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022

PEO	Brent L. Yeagy	Brent L. Yeagy	Brent L. Yeagy

SCT Total Compensation ($)	4,404,651	4,605,980	6,376,651

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,988,258)	(3,500,453)	(4,078,439)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,382,533	4,196,710	6,036,537

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	42,538	(418,140)	3,416,212

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(35,790)	16,995	(230,508)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	5,805,674	4,901,091	11,520,453

Non-PEO NEO Average Total Compensation Amount	$ 1,800,933	1,142,820	1,186,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,836,840	1,203,318	(801,039)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(e)	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below.

Year	2020	2021	2022

Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above

SCT Total Compensation ($)	1,186,603	1,142,820	1,800,933

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(486,685)	(670,592)	(881,854)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	570,244	802,602	1,305,207

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	3,981	(80,842)	647,152

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	(9,761)	9,331	(34,598)

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(2,065,421)	—	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—

Compensation Actually Paid ($)	(801,039)	1,203,318	2,836,840

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

1. Operating Income

2. Relative Total Shareholder Return

3. Average Return on Invested Capital

4. Net Working Capital as a Percentage of Sales

Total Shareholder Return Amount	$ 164.25	138.99	120.3
Peer Group Total Shareholder Return Amount	122.97	149.86	119.65
Net Income (Loss)	$ 112,258,000	$ 1,164,000	$ (97,412,000)
Company Selected Measure Amount	166,642	33,542	(85,608)
PEO Name	Brent L. Yeagy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Working Capital as a Percentage of Sales
PEO [Member] | Brent L. Yeagy [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,078,439)	$ (3,500,453)	$ (2,988,258)
PEO [Member] | Brent L. Yeagy [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,036,537	4,196,710	4,382,533
PEO [Member] | Brent L. Yeagy [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,416,212	(418,140)	42,538
PEO [Member] | Brent L. Yeagy [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(230,508)	16,995	(35,790)
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(881,854)	(670,592)	(486,685)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,305,207	802,602	570,244
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	647,152	(80,842)	3,981
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (34,598)	$ 9,331	(9,761)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited during the covered Year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,065,421)